Investments (Evaluation of Available-For-Sale Securities for OTTI and Evaluating Temporarily Impaired AFS Securities - Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) Contracts
Schedule of Available-for-sale Securities [Line Items]
Fixed securities available-for-sale with gross unrealized loss of equal to or greater than stated percentage	20.00%
Fixed maturity securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	$ (171)
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	922
Twenty Percent Or More | Six months or greater | Fixed maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 57
Number of Securities | Contracts	15
Twenty Percent Or More | Six months or greater | Fixed maturity securities | External Credit Rating, Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 53
Number of Securities	6
Percentage of gross unrealized loss	93.00%
Twenty Percent Or More | Six months or greater | Fixed maturity securities | External Credit Rating, Non Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 4
Number of Securities	9
Percentage of gross unrealized loss	7.00%